Loss Per Ordinary Share (“Lps”) (Details) - $ / shares		May 29, 2025	Dec. 31, 2025	Jun. 30, 2025
Loss Per Ordinary Share (“Lps”) [Line Items]
Par value per share (in Dollars per share)	[1]		$ 0.0015	$ 0.0015
Shares outstanding	[1]		1,765,256	1,765,256
Shares issued	[1]		1,765,256	1,765,256
ARB IOT Group Limited [Member]
Loss Per Ordinary Share (“Lps”) [Line Items]
Shares outstanding		15
Ordinary Shares [Member]
Loss Per Ordinary Share (“Lps”) [Line Items]
Par value per share (in Dollars per share)		$ 0.0015
Ordinary Shares [Member] | Top of Range [Member]
Loss Per Ordinary Share (“Lps”) [Line Items]
Shares issued		15
Ordinary shares		26,437,500
Ordinary Shares [Member] | Bottom of Range [Member]
Loss Per Ordinary Share (“Lps”) [Line Items]
Shares issued		1
Ordinary shares		1,765,256
Ordinary Shares [Member] | ARB IOT Group Limited [Member]
Loss Per Ordinary Share (“Lps”) [Line Items]
Shares outstanding		1
Shares issued		1

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 14.